Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2020
2	Collection Period	12/1/2019	12/31/2019	31
3	Monthly Interest Period-Actual	12/16/2019	1/14/2020	30
4	Monthly Interest - Scheduled	12/15/2019	1/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	208,000,000.00	102,860,080.51	-	-	10,596,822.53	92,263,257.98	0.4435734
7	Class A-2b Notes	94,000,000.00	46,484,844.08	-	-	4,788,948.65	41,695,895.43	0.4435734
8	Class A-3 Notes	302,000,000.00	302,000,000.00	-	-	-	302,000,000.00	1.0000000
9	Class A-4 Notes	70,000,000.00	70,000,000.00	-	-	-	70,000,000.00	1.0000000
10	Total Class A Notes	761,000,000.00	521,344,924.59	-	-	15,385,771.18	505,959,153.41
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	-	39,800,000.00	1.0000000

12	Total Notes	$800,800,000.00	561,144,924.59	$0.00	$0.00	$15,385,771.18	545,759,153.41

	Overcollateralization
13	Exchange Note	42,104,423.90	42,659,676.00				41,736,529.73
14	Series 2018-B Notes	93,656,047.10	107,189,999.36				108,113,145.63

15	Total Overcollateralization	135,760,471.00	149,849,675.36				149,849,675.36
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36				149,849,675.36

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		2.26923%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.96000%	253,721.53	1.2198150	10,596,822.53	50.9462622	0.00
19	Class A-2b Notes	1.73975%	1.91975%	74,366.07	0.7911284	4,788,948.65	50.9462622	0.00
20	Class A-3 Notes		3.19000%	802,816.67	2.6583333	0.00	0.0000000	0.00
21	Class A-4 Notes		3.30000%	192,500.00	2.7500000	0.00	0.0000000	0.00
22	Total Class A Notes			1,323,404.27	1.7390332	15,385,771.18	20.2178334	0.00
23	Class B Notes		3.43000%	113,761.67	2.8583334	0.00	0.0000000	0.00

24	Totals			1,437,165.94	1.7946628	15,385,771.18	19.2130010	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	894,456,047.10	668,334,923.95	653,872,299.04

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	695,608,828.77
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	589,144,851.40

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	4	19,474.70
30	Turn-in Ratio on Scheduled Terminations			25.00%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	32,705	710,994,599.95
32	Depreciation/Payments		(7,231,848.45)
33	Gross Credit Losses	(72)	(1,708,833.65)
34	Early Terminations — Regular	(5)	(170,300.63)
35	Scheduled Terminations — Returned	(70)	(1,157,263.88)
36	Payoff Units & Lease Reversals	(201)	(5,117,524.57)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	32,357	695,608,828.77

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

C.	SERVICING FEE
39	Servicing Fee Due	592,495.50

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,274.56)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	31,707	98.66%	681,216,631.82
46	31 - 60 Days Delinquent	325	1.01%	7,741,443.45
47	61 - 90 Days Delinquent	83	0.26%	1,975,714.70
48	91 -120 Days Delinquent	21	0.07%	568,527.53
49	121+ Days Delinquent	-	-	-

50	Total	32,136	100.00%	691,502,317.50

51	Total 61+ Delinquent as % End of Period Securitization Value	0.37%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	0.92%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	75	1,327,564.51
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(1,285,330.00)
56	Less: Excess Wear and Tear Received in Current Period		(5,673.53)
57	Less: Excess Mileage Received in Current Period		(5,285.20)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		31,275.78

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		0.05%
60	Prior Period Net Residual Losses/(Gains) Ratio		0.11%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		0.03%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.07%
63	Four Month Average		0.03%

64	Beginning Cumulative Net Residual Losses		(7,482.04)
65	Current Period Net Residual Losses		31,275.78

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		23,793.74

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	72	1,708,833.65
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,224,438.76)

70	Current Period Net Credit Losses/(Gains)		484,394.89

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.82%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.39%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.29%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.62%
75	Four Month Average		0.53%

76	Beginning Cumulative Net Credit Losses		4,435,782.02
77	Current Period Net Credit Losses		484,394.89

78	Ending Cumulative Net Credit Losses		4,920,176.91

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.53%

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

80	Lease Payments Received	11,778,730.82
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	1,155,744.98
82	Liquidation Proceeds, Recoveries & Expenses	948,413.70
83	Insurance Proceeds	276,025.06
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	140,543.75
85	Payoff Payments	5,726,585.95
86	All Other Payments Received	-

87	Collected Amounts	20,026,044.26

88	Investment Earnings on Collection Account	27,385.33

89	Total Collected Amounts - Available for Distribution	20,053,429.59

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	592,495.50
91	Interest on the Exchange Note - to the Trust Collection Account	1,910,323.99
92	Principal on the Exchange Note - to the Trust Collection Account	14,462,624.91
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,087,985.19
94	Remaining Funds Payable to Trust Collection Account	-

95	Total Distributions	20,053,429.59

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	19,460,934.09

97	Investment Earnings on Reserve Account	6,765.58

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	19,467,699.67

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	29,624.77
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	1,323,404.27
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	113,761.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	15,385,771.18
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	2,615,137.78

110	Total Distributions	19,467,699.67